As filed on August 30, 2002                          1933 Act File No. 033-19862
                                                      1940 Act File No. 811-5460

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
         Pre-Effective Amendment No.
         Post-Effective Amendment No.  29                                     X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
         Amendment No.    33                                                  X

                     INVESCO TREASURER'S SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
      Clifford J. Alexander, Esq.                Ronald M. Feiman, Esq.
      Kirkpatrick & Lockhart LLP                  Mayer, Brown & Platt
    1800 Massachusetts Avenue, N.W.                  1675 Broadway
             Second Floor                    New York, New York  10019-5820
      Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
X   on September 30, 2002, pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on __________, pursuant to paragraph (a)(1)
__  75 days after filing pursuant to paragraph (a)(2)
__  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
X   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------
INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO TREASURER'S MONEY MARKET RESERVE FUND
INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

Two no-load mutual funds designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks ......................................3
Fund Performance .............................................................4
Fees And Expenses ............................................................4
Investment Risks .............................................................5
Principal Risks Associated With The Funds ....................................6
Temporary Defensive Positions ................................................7
Fund Management ..............................................................8
Portfolio Managers ...........................................................8
Potential Rewards ............................................................8
Share Price ..................................................................9
How To Buy Shares ............................................................9
Your Account Services .......................................................12
How To Sell Shares ..........................................................13
Dividends And Taxes .........................................................14
Financial Highlights ........................................................16


                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES, AND RISKS

FACTORS COMMON TO BOTH FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT

The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund's portfolio is ninety days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

o  maintaining high credit quality of the Funds' investments;
o  maintaining a short average portfolio maturity;
o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and
o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, either of these Funds may be a valuable element of your investment portfolio.

An investment in either of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO TREASURER'S MONEY MARKET RESERVE FUND

The Fund invests primarily in short-term securities issued by large creditworthy corporations, banks, and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations and other securities that are restricted as to disposition under federal securities laws.

[KEY ICON]  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

The Fund normally invests at least 80% of its assets in short-term municipal securities issued by state, county, and city governments. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations.

The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade. The table below shows average annual total returns for various periods ended December 31, 2001 for each Fund. To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085. The information in the charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                     TREASURER'S MONEY MARKET RESERVE FUND
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

   '92     '93     '94     '95     '96     '97     '98     '99     '00     '01
 3.57%   2.92%   4.13%   5.82%   5.30%   5.48%   5.46%   5.03%   6.33%   3.86%

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/00    1.62%
Worst Calendar Qtr.   12/01    0.52%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TREASURER'S TAX-EXEMPT RESERVE FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPHIC OMITTED]

   '92     '93     '94     '95     '96     '97     '98     '99     '00     '01
 2.88%   2.30%   2.81%   3.90%   3.45%   3.74%   3.49%   3.16%   4.08%   2.67%

--------------------------------------------------------------------------------
Best Calendar Qtr.    12/00    1.08%
Worst Calendar Qtr.   12/01    0.44%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURN(1),(2)
                                                  AS OF 12/31/01
--------------------------------------------------------------------------------
                                          1 YEAR      5 YEARS     10 YEARS
Treasurer's Money Market Reserve Fund      3.86%        5.23%        4.78%
Treasurer's Tax-Exempt Reserve Fund        2.67%        3.43%        3.25%

(1) Total return figures include reinvested dividends and the effect of each Fund's expenses.
(2) The returns for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds were 0.78% and 0.64%, respectively, year-to-date as of the calendar quarter ended June 30, 2002.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. If you invest in the Funds through a securities broker or any other third party, you may be charged a commission or transaction fee by the securities broker or any other third party for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

TREASURER'S MONEY MARKET RESERVE FUND
Management Fees(1)                                    0.25%
Distribution and Service (12b-1) Fees                 None
Other Expenses(1)                                     0.00%
                                                      -----
Total Annual Fund Operating Expenses(1)               0.25%
                                                      =====

TREASURER'S TAX-EXEMPT RESERVE FUND
Management Fees(1)                                    0.25%
Distribution and Service (12b-1) Fees                 None
Other Expenses(1)                                     0.00%
                                                      -----
Total Annual Fund Operating Expenses(1)               0.25%
                                                      =====

(1) Under the Funds' investment advisory agreement, the Funds' investment advisor is responsible for the payment of all of the Funds' expenses other than payment of advisory fees, taxes, interest, and brokerage commissions.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remain the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS

Treasurer's Money Market Reserve Fund   $26        $80        $141        $318
Treasurer's Tax-Exempt Reserve Fund     $26        $80        $141        $318


[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK
Changes in interest rates will change the resale value of debt securities held in a Fund's portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces a Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK
The Funds invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT RISK
A Fund may invest in Government agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for a Fund to earn income may be decreased.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK
With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds by themselves will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

              ---------------------------------------------------

Although each Fund generally invests in money market securities, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks

----------------------------------------------------------------------------------------------
INVESTMENT                              RISKS                        APPLIES TO THESE FUNDS
----------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES
These securities are fractional         Prepayment and Interest      Treasurer's Money Market
interests in pools of credit card       Rate Risks                     Reserve Fund
receivables, consumer loans, and
other trade received, which are
obligations of a number of different
parties.  The income from the under-
lying pool is passed through to
investors, such as the Fund.
----------------------------------------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES
These are securities issued by the      Prepayment and Interest      Treasurer's Money Market
FHLMC and the FNMA or guaranteed        Rate Risks                      Reserve Fund
by the GNMA and backed by mortgages.
The Fund receives payments out of
the interest and principal on the
underlying mortgages.
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of    Credit and Counterparty      Treasurer's Money Market
a security agrees to buy it back at     Risks                           Reserve Fund
an agreed-upon price and time in the                                 Treasurer's Tax-Exempt
future.                                                                 Reserve Fund
----------------------------------------------------------------------------------------------
RULE 144A SECURITIES AND SECTION
4(2) PAPER
Securities that are registered, but     Liquidity Risk               Treasurer's Money Market
which are bought and sold solely by                                     Reserve Fund
institutional investors.  The Fund
considers many Rule 144A securities
to be "liquid," although the market
for such securities typically is
less active than the public
securities markets.
----------------------------------------------------------------------------------------------
VARIABLE RATE OR FLOATING RATE
INSTRUMENTS
Securities that are debt instruments    Interest Rate Risk           Treasurer's Money Market
with a variable interest rate.  The                                     Reserve Fund
interest rate is readjusted                                          Treasurer's Tax-Exempt
periodically.                                                           Reserve Fund
----------------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of Treasurer's Tax-Exempt Reserve Fund by investing in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings and the income produced may not be tax exempt.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $364 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $22.2 billion for 3,579,561 shareholder accounts of 47 INVESCO mutual funds as of June 30, 2002. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

On March 1, 2002, AIM Capital Management, Inc. ("AIM"), located at 11 Greenway Plaza, Suite 100, Houston, Texas, became the sub-advisor to the Funds.

INVESCO, AIM, and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended May 31, 2002:


--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
FUND                                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Treasurer's Money Market Reserve                       0.25%
Treasurer's Tax-Exempt Reserve                         0.25%


[INVESCO ICON] PORTFOLIO MANAGERS

The Funds are managed on a day-to-day basis by AIM, which serves as sub-advisor to the Funds. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

FUND                                             PORTFOLIO MANAGER(S)
Treasurer's Money Market Reserve                 Team Management
Treasurer's Tax-Exempt Reserve                   Team Management

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPITAL GROWTH PURPOSES.

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Funds are most suitable for investors who:
o  want to earn income at current money market rates.
o  want to preserve the value of their investment.
o  do not want to be exposed to a high level of risk.
o are seeking federally tax-exempt income (Treasurer's Tax-Exempt Reserve Fund only).

You probably do not want to invest in the Funds if you are:
o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

[INVESCO ICON] SHARE PRICE

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to invest in the Funds if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange into the fund you choose.

INVESCO reserves the right to increase, reduce, or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire, and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT: $100,000, which may be waived in certain cases.

MINIMUM SUBSEQUENT INVESTMENT: $5,000

The following chart shows several ways to invest in the Funds if you invest directly through INVESCO.

METHOD                        INVESTMENT MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                      $100,000 for regular     INVESCO does not accept
Mail to:                      accounts; $5,000 for     cash, credit cards,
INVESCO Funds Group,          each subsequent          travelers' cheques,
Inc., P.O. Box 173706,        investment.              credit card checks,
Denver, CO 80217-3706.                                 instant loan checks,
You may send your check                                money orders, or third
by overnight courier to:                               party checks unless they
4350 South Monaco Street                               are from another
Denver, CO 80237.                                      financial institution
                                                       related to a retirement
                                                       plan transfer.
--------------------------------------------------------------------------------
BY WIRE                       $100,000 for regular
You may send your payment     accounts; $5,000 for
by bank wire (call            each subsequent
1-800-525-8085 for            investment.
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         $100,000 for regular     You must provide your
Call 1-800-525-8085 to        accounts; $5,000 for     bank account information
request your purchase.        each subsequent          to INVESCO prior to using
Upon your telephone           investment.              this option.
instructions, INVESCO
will move money from your
designated bank/credit
union checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
BY INTERNET                   Since the minimum        You will need a Web
Go to the INVESCO Web site    initial investment for   browser to use this
at invescofunds.com.          these Funds exceeds the  service. Internet trans-
                              maximum transaction      actions are limited to a
                              amount on Internet       maximum of $25,000.
                              transactions, you may
                              only use the Internet
                              for subsequent
                              investments. There is a
                              $5,000 minimum for
                              subsequent investments.
--------------------------------------------------------------------------------
BY EXCHANGE                   $100,000 for regular     See "Exchange Policy."
Between the same classes      accounts; $5,000 for
of any two INVESCO funds.     each subsequent
Call 1-800-525-8085 for       investment.
prospectuses of other
INVESCO funds. Exchanges
may be made in writing or
by telephone. You may
also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.

Purchase of shares by check, other negotiable bank draft or bank wire received by INVESCO by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Funds shares, and INVESCO receives your request by 4:00 p.m. (Eastern Time), you will receive that day's dividend.

Some shareholders may prefer to receive any current day's dividend on the day they purchase Fund shares, and not receive any current day's dividend on the day they redeem shares. Such transactions must be done by federal bank wire. In that case, you must contact INVESCO prior to 4:00 p.m. (Eastern Time), provide your federal bank reference number, specifically request that you receive that day's dividend, and make sure that INVESCO receives the federal bank wire prior to 4:00 p.m. (Eastern Time). If you follow those steps, you will receive the current day's dividend. Similarly, if you wish to redeem Fund shares and receive the proceeds by federal bank wire on the same day, you must contact INVESCO prior to 4:00 p.m. (Eastern Time), have previously provided instructions for wiring to your bank and specifically request that your payment be wired to you by federal bank wire on the same day. If you follow these steps, you will receive payment by federal bank wire, but will not receive that day's dividend.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

EXCHANGE POLICY. You may exchange your shares in either of the Funds for shares of the Investor Class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of each Fund per twelve-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

INTERNET TRANSACTIONS. Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO Fund through the INVESCO Web site. Since the minimum initial investment for these Funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

CHECKWRITING. You may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $2,500 or more. Shares of the Fund will be redeemed to cover payment of the check. INVESCO reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from INVESCO.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAs AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for Individual Retirement Accounts ("IRAs") and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                  $250 (or, if less,       INVESCO's telephone
Call us toll-free at          full liquidation of      redemption privileges may
1-800-525-8085.               the account) for a       be modified or terminated
                              redemption check.        in the future at
                                                       INVESCO's discretion. The
                                                       maximum amount which may
                                                       be redeemed by telephone
                                                       is generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                    Any amount.              The redemption request
Mail your request to                                   must be signed by all
INVESCO Funds Group, Inc.,                             registered account
P.O. Box 173706, Denver,                               owners. Payment will be
CO 80217-3706. You may                                 mailed to your address as
also send your request by                              it appears on INVESCO's
overnight courier to 4350                              records, or to a bank
South Monaco Street,                                   designated by you in
Denver, CO 80237.                                      writing.
--------------------------------------------------------------------------------
BY CHECK                      $2,500 per check.        Personalized checks are
                                                       available from INVESCO at
                                                       no charge within 30 days
                                                       of your account opening
                                                       upon request. Checks may
                                                       be payable to any party.

METHOD                        REDEMPTION MINIMUM       PLEASE REMEMBER
--------------------------------------------------------------------------------

BY TELEPHONE WITH ACH         $50                      You must provide your
Call 1-800-525-8085 to                                 bank account information
request your redemption.                               to INVESCO prior to using
                                                       this option. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.

--------------------------------------------------------------------------------
BY INTERNET                   $50                      You will need a Web
Go to the INVESCO Web site                             browser to use this
at invescofunds.com.                                   service. Internet
                                                       transactions are limited
                                                       to a maximum of $25,000.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank account.
--------------------------------------------------------------------------------

BY PERSONAL ACCOUNT LINE      $50                      You must provide your
WITH ACH                                               bank account information
Automated transactions by                              to INVESCO prior to using
telephone are available for                            this option. Automated
redemptions and exchanges                              transactions are limited
24 hours a day. Simply                                 to a maximum of $25,000.
call 1-800-424-8085.
--------------------------------------------------------------------------------

PAYMENT TO THIRD PARTY        Any amount.              All registered account
Mail your request to                                   owners must sign the
INVESCO Funds Group,                                   request, with signature
Inc., P.O. Box 173706                                  guarantees from an
Denver, CO 80217-3706.                                 eligible guarantor
                                                       financial institution,
                                                       such as a commercial bank
                                                       or a recognized national
                                                       or regional securities
                                                       firm.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $50,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you, and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $50,000 or more.

It is possible that in the future conditions may exist which would make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the directors of the Funds may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, we are obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any ninety-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the directors of the Funds. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. To date, the Funds have always paid for redeemed shares in cash.

[INVESCO ICON] DIVIDENDS AND TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Treasurer's Money Market Reserve Fund in your taxable income for federal, state, and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

Substantially all of the dividends that you receive from Treasurer's Tax-Exempt Reserve Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal year ended May 31, 2002, 92.51% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from Treasurer's Tax-Exempt Reserve Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information about your dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Treasurer's Series Funds, Inc.'s 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                        PERIOD
                                                                                         ENDED           YEAR ENDED
                                                         YEAR ENDED MAY 31              MAY 31          DECEMBER 31
                                             -------------------------------------------------------------------------
                                                 2002          2001           2000     1999(a)        1998       1997
TREASURER'S MONEY MARKET
   RESERVE FUND
PER SHARE DATA
Net Asset Value--Beginning of Period            $1.00         $1.00          $1.00       $1.00       $1.00      $1.00
======================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                   0.02          0.06           0.05        0.02        0.05       0.05
======================================================================================================================
Net Asset Value--End of Period                  $1.00         $1.00          $1.00       $1.00       $1.00      $1.00
======================================================================================================================

TOTAL RETURN                                    2.37%         6.03%          5.55%    1.90%(b)      5.46%        5.48%

RATIOS
Net Assets--End of Period  ($000 Omitted)    $767,528    $1,428,016    $ 1,185,282    $ 52,396    $ 34,236    $67,146
Ratio of Expenses to Average Net Assets         0.25%         0.25%          0.25%    0.25%(c)       0.25%      0.25%
Ratio of Net Investment Income to Average       2.53%         5.89%          5.84%    4.78%(c)       5.35%      5.32%
   Net Assets

(a) From January 1, 1999 to May 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

                                                                                        PERIOD
                                                                                         ENDED              YEAR ENDED
                                                          YEAR ENDED MAY 31             MAY 31             DECEMBER 31
                                             ---------------------------------------------------------------------------
                                                 2002           2001        2000       1999(a)        1998         1997
TREASURER'S TAX-EXEMPT RESERVE FUND
PER SHARE DATA
Net Asset Value--Beginning of Period            $1.00         $1.00          $1.00       $1.00       $1.00      $1.00
======================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                   0.02          0.04           0.04        0.01        0.03       0.04
======================================================================================================================
Net Asset Value--End of Period                  $1.00         $1.00          $1.00       $1.00       $1.00      $1.00
======================================================================================================================

TOTAL RETURN                                    1.81%         3.89%          3.58%    1.16%(b)       3.49%      3.74%

RATIOS
Net Assets--End of Period  ($000 Omitted)     $67,406       $59,638       $ 66,138    $ 30,374     $36,707    $22,084
Ratio of Expenses to Average Net Assets         0.25%         0.25%          0.25%    0.25%(c)       0.25%      0.25%
Ratio of Net Investment Income to  Average      1.80%         3.81%          3.59%    2.92%(c)       3.38%      3.68%
Net Assets

(a) From January 1, 1999 to May 31, 1999.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Annualized

SEPTEMBER 30, 2002

INVESCO TREASURER'S SERIES FUNDS, INC.
INVESCO TREASURER'S MONEY MARKET RESERVE FUND
INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

You may obtain additional information about the Funds from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated September 30, 2002 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-5460 and 033-19862.




811-5460

                      STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO TREASURER'S SERIES FUNDS, INC.

                  INVESCO Treasurer's Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund


Address:                                    Mailing Address:

4350 South Monaco Street,                   P.O. Box 173706,
Denver, CO 80237                            Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085



                               September 30, 2002

--------------------------------------------------------------------------------

A Prospectus for INVESCO Treasurer's Money Market Reserve and INVESCO Treasurer's Tax-Exempt Reserve Funds dated September 30, 2002 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus of the Funds is also available through the INVESCO web site at invescofunds.com.

TABLE OF CONTENTS

The Company .................................................................21

Investments, Policies, and Risks ............................................21

Investment Restrictions .....................................................28

Management of the Funds .....................................................31

Other Service Providers .....................................................51

Brokerage Allocation and Other Practices ....................................51

Capital Stock ...............................................................52

Tax Consequences of Owning Shares of a Fund .................................53

Performance .................................................................54

Code of Ethics ..............................................................57

Financial Statements ........................................................57

Appendix A ..................................................................58

THE COMPANY

INVESCO Treasurer's Series Funds, Inc. (the "Company") was incorporated as INVESCO Treasurer's Series Funds, Inc. on March 17, 1999, under the laws of Maryland. On May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust on January 27, 1988.

The Company is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments consisting of one class:
INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt instruments. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed ninety days. The Funds buy only securities determined by INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, or AIM Capital
Management, Inc. ("AIM"), the Funds' sub-advisor, pursuant to procedures approved by the board of directors, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the Funds' investment instruments referred to below, as well as discussions of the degrees of risk involved in such investment instruments.

INVESCO TREASURER'S MONEY MARKET RESERVE FUND

Treasurer's Money Market Reserve Fund attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by INVESCO: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories

(AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO. The Fund also limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by INVESCO to be of equivalent credit quality to the rated securities in which the Fund may invest. In INVESCO's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.


LOAN PARTICIPATION INTERESTS -- Treasurer's Money Market Reserve Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

VARIABLE OR FLOATING RATE INSTRUMENTS -- The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

MUNICIPAL SECURITIES -- Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- Treasurer's Money Reserve Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks.

Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

INSURANCE FUNDING AGREEMENTS -- The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less,

Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

Treasurer's Tax-Exempt Reserve Fund will attempt to achieve its objective by investing in short-term debt securities, the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes, and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the Alternative Minimum Tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations, the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal bonds purchased by the Fund must be rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.

GUARANTEES -- The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks meeting the criteria described in the discussion above in the "Investments, Policies, and Risks" of Treasurer's Money Market Reserve Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

OTHER POLICIES RELEVANT TO THE FUNDS

REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements ("REPOs") and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which a Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by a Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements and reverse repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.

ASSET-BACKED SECURITIES -- Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as "pass-through" securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities' weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any such security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

SECTION 4(2) AND RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, each Fund also may purchase and sell up to 10% of its respective assets on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

DIVERSIFICATION -- The Company is a diversified investment company under the 1940 Act. Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer. This 5% issuer diversification restriction does not apply to cash, cash items, or securities issued or guaranteed by the U.S. government.

PORTFOLIO SECURITIES LOANS -- The Company, on behalf of each of the Funds, may lend limited amounts of the Funds' portfolio securities (not to exceed 33 1/3% of a Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by INVESCO to be of good standing and will not be made unless, in the judgment of INVESCO, the consideration to be earned from such loans would justify the risk. INVESCO will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of directors. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding securities of the Fund" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5.  issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as investment advisor to:

         INVESCO Bond Funds, Inc.
         INVESCO Combination Stock & Bond Funds, Inc.
         INVESCO Counselor Series Funds, Inc.
         INVESCO International Funds, Inc.
         INVESCO Manager Series Funds, Inc.
         INVESCO Money Market Funds, Inc.
         INVESCO Sector Funds, Inc.
         INVESCO Stock Funds, Inc.
         INVESCO Treasurer's Series Funds, Inc.
         INVESCO Variable Investment Funds, Inc.

As of June 30, 2002, INVESCO managed 47 mutual funds having combined assets of more than $22.2 billion on behalf of 3,579,561 shareholder accounts.

Prior to June 1, 1999, INVESCO Capital Management, Inc., a division of INVESCO, Inc., ("ICM") was investment advisor to the Funds.

INVESCO is an indirect, wholly-owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $364 billion in assets under management as of June 30, 2002.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company) (ANTC), a wholly-owned subsidiary of IRI, maintains an institutional retirement Trust containing 34 collective trust funds designed specially for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as directed, non-discretionary trustee or custodian for such plans.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO Institutional (N.A.) Inc. New York is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions, and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.


THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated June 1, 1999 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by a Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action, and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o  administrative;

     o  internal accounting (including computation of net asset value);

     o  clerical and statistical;

     o  secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o supplying the Company with officers, clerical staff, and other employees;

     o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o  supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of 0.25% of each Fund's average net assets.

During the fiscal years ended May 31, 2002, 2001, and 2000, the Funds paid INVESCO advisory fees in the dollar amounts shown below:

                                                                Advisory
                                                               Fee Dollars
                                                               -----------

TREASURER'S MONEY MARKET RESERVE FUND
Year Ended May 31, 2002                                         $2,797,536
Year Ended May 31, 2001                                          3,745,890
Year Ended May 31, 2000                                            980,636

TREASURER'S TAX-EXEMPT RESERVE FUND
Year Ended May 31, 2002                                         $  175,017
Year Ended May 31, 2001                                            154,916
Year Ended May 31, 2000                                            140,537


THE SUB-ADVISORY AGREEMENT

AIM Capital Management, Inc. ("AIM") serves as sub-advisor to the Funds pursuant to a sub-advisory agreement dated March 1, 2002 (the "Sub-Advisory Agreement") with INVESCO.

The Sub-Advisory Agreement provides that AIM, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with the Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to investment advisory customers of AIM; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Advisory Agreement provides that, as compensation for its services, AIM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of each Fund's net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds. The fees are calculated at the annual rate of 40% of the investment advisory fee retained by INVESCO after each Fund's expenses have been paid by INVESCO under the terms of the Investment Advisory Agreement or Fund Prospectus.

BOARD APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

In approving the Advisory Agreement and Sub-Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality, and extent of the services provided under the Agreements and the overall fairness of the Agreements. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, (1) the overall performance results of the Funds in comparison to relevant indices, and (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization and the experience of its Sub-Adviser in managing money market funds. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreements, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits of INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent accountants perform a review of INVESCO's methodology. The board concluded that approval of the Advisory Agreement and Sub-Advisory Agreement was in the best interest of the Funds' shareholders. These matters were considered by the Independent Directors working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

INVESCO, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Administrative Services Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no administrative services fees to INVESCO.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000, as amended August 30, 2002 with the Company.

The Transfer Agency Agreement provides that INVESCO, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Transfer Agency Agreement. However, this commitment may be changed following consultation with the board of directors. The Funds themselves paid no transfer agency fees to INVESCO.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the Interested Directors. For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)
Fred A. Deering              Vice Chairman   Formerly, Chairman    49
(3),(4),(8),(9),(10)         of the Board    of the Executive
1551 Larimer Street, #1701                   Committee and
Denver, Colorado                             Chairman of the
Age:  74                                     Board of Security
                                             Life of Denver
                                             Insurance Company;
                                             and Director of ING
                                             American Holdings
                                             Company and First
                                             ING Life Insurance
                                             Company of New York.
                                             Formerly, Trustee
                                             of INVESCO Global
                                             Health Sciences
                                             Fund.

Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

Victor L. Andrews, Ph.D.     Director        Professor Emeritus,   49             Director of The
(5),(7),(11),(12)                            Chairman Emeritus                    Sheffield Funds,
34 Seawatch Drive                            and Chairman and CFO                 Inc.
Savannah, Georgia                            of the Roundtable
Age:  72                                     of the Department
                                             of Finance of
                                             Georgia State
                                             University; and
                                             President, Andrews
                                             Financial Associates,
                                             Inc. (consulting
                                             firm). Formerly,
                                             member of the
                                             faculties of the
                                             Harvard Business
                                             School and the Sloan
                                             School of Management
                                             of MIT.

Bob R. Baker                 Director        Consultant (2000 to   49
(4),(5),(6),(10),(11),(12)                   present). Formerly,
37 Castle Pines Dr. N.                       President and Chief
Castle Rock, Colorado                        Executive Officer
Age:  66                                     (1988 to 2000) of
                                             AMC Cancer Research
                                             Center, Denver,
                                             Colorado; until
                                             mid-December 1988,
                                             Vice Chairman of the
                                             Board of First
                                             Columbia Financial
                                             Corporation,
                                             Englewood, Colorado;
                                             formerly, Chairman
                                             of the Board and
                                             Chief Executive
                                             Officer of First
                                             Columbia Financial
                                             Corporation.

Lawrence H. Budner           Director        Trust Consultant.     49
(3),(6),(11),(12)                            Formerly, Senior
7608 Glen Albens Circle                      Vice President and
Dallas, Texas                                Senior Trust Officer
Age:  72                                     of InterFirst Bank,
                                             Dallas, Texas.


Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

James T. Bunch               Director        Principal and         49
(5),(6),(10)                 (since 2000)    Founder of Green,
3600 Republic Plaza                          Manning & Bunch Ltd.,
370 Seventeenth Street                       Denver, Colorado
Denver, Colorado                             (1988 to present);
Age:  59                                     Director and
                                             Secretary of Green,
                                             Manning & Bunch
                                             Securities, Inc.
                                             since September
                                             1993; and Director
                                             and Vice President
                                             of Western Golf
                                             Association and
                                             Evans Scholars
                                             Foundation. Formerly,
                                             General Counsel and
                                             Director of Boettcher
                                             & Co., Denver,
                                             Colorado; and
                                             formerly, Chairman
                                             and Managing Partner
                                             of Davis, Graham &
                                             Stubbs, Denver,
                                             Colorado.

Gerald J. Lewis(3),(7),(8)   Director        Chairman of Lawsuit   49             Director of
701 "B" Street               (since 2000)    Resolution                           General
Suite 2100                                   Services, San Diego,                 Chemical
San Diego, California                        California (1987 to                  Group, Inc.,
Age:  69                                     present). Formerly,                  Hampdon, New
                                             Associate Justice of                 Hampshire
                                             the California Court                 (1996 to
                                             of Appeals; and Of                   present).
                                             Counsel, Latham &                    Director of
                                             Watkins, San Diego,                  Wheelabrator
                                             California (1987 to                  Technologies,
                                             1997).                               Inc., Fisher
                                                                                  Scientific,
                                                                                  Inc., Henley
                                                                                  Manufacturing,
                                                                                  Inc., and
                                                                                  California
                                                                                  Coastal Prop-
                                                                                  erties, Inc.

Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

John W. McIntyre             Director        Retired. Trustee of   49
(3),(4),(6),(8)                              Gables Residential
7 Piedmont Center Suite 100                  Trust; Trustee and
Atlanta, Georgia                             Chairman of the J.M.
Age:  72                                     Tull Charitable
                                             Foundation; Director
                                             of Kaiser Foundation
                                             Health Plans of
                                             Georgia, Inc.
                                             Formerly, Vice
                                             Chairman of the
                                             Board of Directors
                                             of The Citizens and
                                             Southern Corporation
                                             and Chairman of the
                                             Board and Chief
                                             Executive Officer
                                             of The Citizens and
                                             Southern Georgia
                                             Corp. and The
                                             Citizens and
                                             Southern National
                                             Bank; formerly,
                                             Trustee of INVESCO
                                             Global Health
                                             Sciences Fund and
                                             Trustee of
                                             Employee's Retire-
                                             ment System of GA,
                                             Emory University.

Larry Soll, Ph.D.            Director        Retired.  Formerly,   49             Director of Synergen
(5),(7),(10),(11),(12)       (since 1997)    Chairman of the                      since incorporation
2358 Sunshine Canyon Drive                   Board (1987 to                       in 1982; Director
Boulder, Colorado                            1994), Chief Execu-                  of Isis Pharmaceuticals,
Age:  60                                     tive Officer (1982                   Inc.
                                             to 1989 and 1993 to
                                             1994), and President
                                             (1982 to 1989) of
                                             Synergen Inc.; and
                                             formerly, Trustee
                                             of INVESCO Global
                                             Health Sciences Fund.

Interested Directors and Officers.

These directors are "interested persons" of the Company as defined in the 1940 Act. Messrs. Cunningham, Healey, and Williamson are interested persons by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)
Mark H. Williamson (4),(12)  President       Chief Executive       49             Chairman of the
4350 South Monaco Street     (1998-2001),    Officer, Managed                     Board of INVESCO
Denver, Colorado             Chief Execu-    Products Division,                   Funds Group, Inc.
Age:  51                     tive Officer    AMVESCAP PLC (2001                   and INVESCO
                             (1998 to        to present); Chief                   Distributors, Inc.
                             present) and    Executive Officer of
                             Chairman of     INVESCO Funds Group,
                             the Board       Inc.; and Chief
                             (since 1999)    Executive Officer of
                                             INVESCO Distributors,
                                             Inc. Formerly,
                                             President of INVESCO
                                             Funds Group, Inc.;
                                             formerly, President
                                             of INVESCO
                                             Distributors, Inc.;
                                             formerly, Chief
                                             Operating Officer
                                             and Chairman of the
                                             Board of INVESCO
                                             Global Health
                                             Sciences Fund;
                                             formerly, Chairman
                                             and Chief Executive
                                             Officer of
                                             NationsBanc Advisors,
                                             Inc.; and formerly,
                                             Chairman of
                                             NationsBanc Invest-
                                             ments, Inc.

Raymond R. Cunningham        Vice President  President and Chief   49             Director of
4350 South Monaco Street     and Director    Operating Officer                    INVESCO Funds
Denver, Colorado             (since 2001)    of INVESCO Funds                     Group, Inc.
Age: 51                                      Group, Inc.;                         and INVESCO
                                             President of INVESCO                 Distributors, Inc.
                                             Distributors, Inc.
                                             Formerly, Senior
                                             Vice President of
                                             INVESCO Funds Group,
                                             Inc.; and Senior
                                             Vice President of GT
                                             Global - North
                                             America (1992-1998).


Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

Richard W. Healey            Director        Senior Vice           45             Director of
4350 South Monaco Street     (since 2000)    President of INVESCO                 INVESCO Funds
Denver, Colorado                             Funds Group, Inc.;                   Group, Inc.
Age:  48                                     Senior Vice                          and INVESCO
                                             President of INVESCO                 Distributors, Inc.
                                             Distributors, Inc.
                                             Formerly, Senior
                                             Vice President of GT
                                             Global-North America
                                             (1996 to 1998) and
                                             The Boston Company
                                             (1993 to 1996).


Glen A. Payne                Secretary       Senior Vice
4350 South Monaco Street                     President, General
Denver, Colorado                             Counsel and
Age:  55                                     Secretary of INVESCO
                                             Funds Group, Inc.;
                                             Senior Vice
                                             President, Secretary
                                             and General Counsel
                                             of INVESCO
                                             Distributors, Inc.
                                             Formerly, Secretary
                                             of INVESCO Global
                                             Health Sciences Fund;
                                             General Counsel of
                                             INVESCO Trust Company
                                             (1989 to 1998); and
                                             employee of a U.S.
                                             regulatory agency,
                                             Washington, D.C.
                                             (1973 to 1989).


Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

Ronald L. Grooms             Chief           Senior Vice                          Director of
4350 South Monaco Street     Accounting      President and                        INVESCO Funds
Denver, Colorado             Officer, Chief  Treasurer of INVESCO                 Group, Inc.
Age:  55                     Financial       Funds Group, Inc.;                   and INVESCO
                             Officer and     and Senior Vice                      Distributors, Inc.
                             Treasurer       President and
                                             Treasurer of INVESCO
                                             Distributors, Inc.
                                             Formerly, Treasurer
                                             and Principal
                                             Financial and
                                             Accounting Officer
                                             of INVESCO Global
                                             Health Sciences Fund;
                                             and Senior Vice
                                             President and
                                             Treasurer of INVESCO
                                             Trust Company (1988
                                             to 1998).

William J. Galvin, Jr.       Assistant       Senior Vice                          Director of
4350 South Monaco Street     Secretary       President and                        INVESCO Funds
Denver, Colorado                             Assistant Secretary                  Group, Inc.
Age:  46                                     of INVESCO Funds                     and INVESCO
                                             Group, Inc.; and                     Distributors, Inc.
                                             Senior Vice President
                                             and Assistant
                                             Secretary of INVESCO
                                             Distributors, Inc.
                                             Formerly, Trust
                                             Officer of INVESCO
                                             Trust Company
                                             (1995 to 1998).

Pamela J. Piro               Assistant       Vice President and
4350 South Monaco Street     Treasurer       Assistant Treasurer
Denver, Colorado                             of INVESCO Funds
Age:  42                                     Group, Inc.; and
                                             Assistant Treasurer
                                             of INVESCO
                                             Distributors, Inc.
                                             Formerly, Assistant
                                             Vice President
                                             (1996 to 1997).


Name, Address, and Age       Position(s)     Principal             Number of      Other
                             Held With       Occupation(s)         Funds in       Directorships
                             Company,        During Past           the Fund       Held by
                             Term of         Five Years(2)         Complex        Director
                             Office(1)                             Overseen by
                             and Length                            Director
                             of Time
                             Served(2)

Tane' T. Tyler               Assistant       Vice President and
4350 South Monaco Street     Secretary       Assistant General
Denver, Colorado             (since 2002)    Counsel of INVESCO
Age: 37                                      Funds Group, Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive and valuation committees of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review investment, legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended May 31, 2002.

The Company has a valuation committee, a legal committee, an insurance committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, insurance, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended May 31, 2002, the legal committee met 4 times, the compensation committee met 3 times, and the valuation, insurance, and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended May 31, 2002, the nominating committee met one time.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001:

-------------------------------------------------------------------------------
Director                  Dollar Range of Equity Securities   Aggregate Dollar
                          Owned in Each Fund(1)               Range of Equity
                                                              Securities in All
                                                              Registered
                                                              Investment
                                                              Companies Overseen
                                                              by the director in
                                                              the INVESCO Funds
                                                              Complex(1)
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
Fred A. Deering           INVESCO Treasurer's Money             Over $100,000
                          Market Reserve Fund  $10,001-$50,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
Victor L. Andrews         INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         $1-$10,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
Bob R. Baker              INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         $1-$10,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
Lawrence H. Budner        INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         $50,001-$100,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
James T. Bunch            INVESCO Treasurer's Money Market      $10,001-$50,000
                          Reserve Fund         $1-$10,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Director                  Dollar Range of Equity Securities   Aggregate Dollar
                          Owned in Each Fund(1)               Range of Equity
                                                              Securities in All
                                                              Registered
                                                              Investment
                                                              Companies Overseen
                                                              by the director in
                                                              the INVESCO Funds
                                                              Complex(1)
--------------------------------------------------------------------------------
Gerald J. Lewis           INVESCO Treasurer's Money Market    $50,001-$100,000
                          Reserve Fund         $1-$10,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
John W. McIntyre          INVESCO Treasurer's Money Market     Over $100,000
                          Reserve Fund         $1-$10,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
Larry Soll                INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         Over $100,000

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         $1-$10,000
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
Mark H. Williamson        INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         None

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         None
--------------------------------------------------------------------------------
Raymond R. Cunningham     INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         None

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         None
--------------------------------------------------------------------------------
Richard Healey            INVESCO Treasurer's Money Market      Over $100,000
                          Reserve Fund         None

                          INVESCO Treasurer's Tax-Exempt
                          Reserve Fund         None
--------------------------------------------------------------------------------


(1) All valuations of Fund shares are as of December 31, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended May 31, 2002.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2001. As of December 31, 2001, there were 47 INVESCO Funds.


--------------------------------------------------------------------------------
Name of Person     Aggregate      Benefits       Estimated        Total
and Position       Compensation   Accrued As     Annual           Compensation
                   From           Part of        Benefits         From INVESCO
                   Company(1)     Company        Upon             Funds Paid To
                                  Expenses(2)    Retirement(3)    Directors(6)
--------------------------------------------------------------------------------
Fred A.               $5,216          $1,457         $1,778          $116,000
Deering, Vice
Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews      4,775           1,297          1,634            99,700
--------------------------------------------------------------------------------
Bob R. Baker           5,013             891          1,634           102,700
--------------------------------------------------------------------------------
Lawrence H. Budner     4,657           1,297          1,634            98,700
--------------------------------------------------------------------------------
James T. Bunch         4,471               0              0            92,350
--------------------------------------------------------------------------------
Wendy L.Gramm(4)       5,393               0              0            94,850
--------------------------------------------------------------------------------
Gerald J. Lewis        4,553               0              0            95,350
--------------------------------------------------------------------------------
John W. McIntyre       4,849           1,297          1,634           117,050
--------------------------------------------------------------------------------
Larry Soll             4,663               0              0           111,900
--------------------------------------------------------------------------------
Total                $43,590          $6,239         $8,314          $928,600
--------------------------------------------------------------------------------
% of Net Assets    0.0052%(5)      0.0007%(5)                       0.0032%(6)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Gramm resigned as a director of the Company on February 7, 2002.

(5) Total as a percentage of the Company's net assets as of May 31, 2002.

(6) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2001.

Messrs. Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72, or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payment would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former Director Daniel D. Chabris as of October 1, 1998 and to former Director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent

Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Directors may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of July 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Treasurer's Money Market Reserve Fund

--------------------------------------------------------------------------------
                                   Basis of Ownership    Percentage Owned
       Name and Address            (Record/Beneficial)
================================================================================
State Street Bank & Trust Cust     Beneficial              9.15%
Hussmann Retirement Sav Plan
For Hourly & Salary
801 Pennsylvania Ave
Kansas City, MO 64105-1307
--------------------------------------------------------------------------------
AMVESCAP National Trust Company    Beneficial              8.61%
Custodian
Paychex Inc.
401k Incentive RetirementPlan
911 Panorama Trail
Rochester, NY  14625-2311
--------------------------------------------------------------------------------
Global Capital Management TR       Beneficial              7.50%
Pension Plan UDT 10/01/90
248 Village Blvd Apt 3304
Tequesta, FL 33469-2370
--------------------------------------------------------------------------------

Treasurer's Tax-Exempt Reserve Fund

--------------------------------------------------------------------------------
                                   Basis of Ownership    Percentage Owned
       Name and Address            (Record/Beneficial)
================================================================================
Alice H. Richards                  Beneficial             11.01%
P.O. Box 400
Carrollton, GA 30117-0400
--------------------------------------------------------------------------------
Fuqua Family Fund LP               Beneficial              8.30%
Attn: John Wright
Suite 500
1201 West Peachtree Street, N.E.
Atlanta, GA 30309
--------------------------------------------------------------------------------
Neil Kurtz                         Beneficial              6.82%
Susan E. Kurtz Jt. Ten.
1919 14th Street, Ste. 330
Boulder, CO 80302-5321
--------------------------------------------------------------------------------
Ralph H. or Lynne J. Jenkins Jr.   Beneficial              5.54%
Jt. Wros
39 Woodrest Ave.
Atlanta, GA 30309-1535
--------------------------------------------------------------------------------

As of August 22, 2002, officers and directors of the Company, as a group, beneficially owned less than 1% of Treasurer's Money Market Reserve Fund's outstanding shares and less than 2% of Treasurer's Tax-Exempt Reserve Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2002, 2001, and 2000. For the fiscal years ended May 31, 2002, 2001, and 2000, brokers providing research services received $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0, $0, and $0, respectively. Commissions totaling $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended May 31, 2002, 2001, and 2000, respectively.

At May 31, 2002, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:


--------------------------------------------------------------------------------
                                                             Value of Securities
             Fund                     Broker or Dealer         at May 31, 2002
================================================================================
Treasurer's Money Market Reserve   State Street Bank and     $79,804,329
                                   Trust
--------------------------------------------------------------------------------
                                   General Electric          $39,926,477
                                   Capital Services
--------------------------------------------------------------------------------
                                   Goldman Sachs Group       $25,000,000
--------------------------------------------------------------------------------
                                   Credit Suisse First       $14,986,274
                                   Boston
--------------------------------------------------------------------------------
Treasurer's Tax-Exempt Reserve     State Street Bank and     $572,541
                                   Trust
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of July 31, 2002, the following shares of each Fund were outstanding:

     Treasurer's Money Market Reserve Fund           637,016,177
     Treasurer's Tax-Exempt Reserve Fund              51,485,192

All shares of each Fund are of one class with equal rights as to voting, dividends, and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that neither of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Treasurer's Tax-Exempt Reserve Fund intends to qualify to pay "exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of Treasurer's Tax-Exempt Reserve Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited.

We may also advertise a Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2002, Treasurer's Money Market Reserve Fund's current and effective yields were 1.64% and 1.65%, respectively; Treasurer's Tax-Exempt Reserve Fund's current and effective yields were 1.32% and 1.32%, respectively.

More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended May 31, 2002 were:

Name of Fund                                 1 Year     5 Years     10 Years
------------                                 ------     -------     --------

Treasurer's Money Market Reserve Fund         2.37%      4.91%        4.68%
Treasurer's Tax-Exempt Reserve Fund           1.81%      3.24%        3.17%


Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T) = ERV

where:   P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

To obtain a Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085.

Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          [(a-b    )6   ]
                Yield = 2 [(--- + 1) + 1]
                          [( cd    )    ]
where: a = dividends and interest earned during the period b = expenses accrued for the period net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials, or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:


                                                Lipper Mutual
Fund                                            Fund Category
----                                            -------------

Treasurer's Money Market Reserve Fund           Money Market Funds
Treasurer's Tax-exempt Reserve Fund             Tax-Exempt Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES

CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEWSWEEK
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended May 31, 2002 are incorporated herein by reference from INVESCO Treasurer's Series Funds, Inc.'s Annual Report to Shareholders dated May 31, 2002.

                                   APPENDIX A

     Some of the terms used in the Statement of Additional Information are described below.

     BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

     MUNICIPAL BONDS may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

     COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

     MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.

     PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

     REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

     REVERSE REPURCHASE AGREEMENTS are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

     SHORT-TERM DISCOUNT NOTES (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

     TAX ANTICIPATION NOTES are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

     TIME DEPOSITS are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

     U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF MUNICIPAL AND CORPORATE DEBT OBLIGATIONS

The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A, and Baa and AAA, AA, A, and BBB, respectively.

MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2, and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

     MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P RATING SERVICES. The characteristics of these debt obligations rated by S&P are generally as follows:

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          S&P ratings for short-term notes are as follows:

          SP-1 -- Very strong capacity to pay principal and interest.

          SP-2 -- Satisfactory capacity to pay principal and interest.

          SP-3 -- Speculative capacity to pay principal and interest.

     A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

RATINGS OF COMMERCIAL PAPER

     DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality), or P-3 (High Quality).

     DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:

     A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

     A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C. OTHER INFORMATION


ITEM 23.     EXHIBITS


                  (a)  (1)  Articles of Incorporation of Registrant dated
                            February 4, 1999.(1)

                       (2) Articles of Amendment to the Articles of Incorporation filed May 25, 1999.(1)

                       (3) Articles of Amendment to the Articles of Incorporation filed June 3, 1999.(3)

                       (4) Articles of Amendment to the Articles of Incorporation filed September 10, 1999.(3)

                       (5) Articles of Amendment to the Articles of Incorporation filed March 13, 2000. (4)

                       (6) Articles of Amendment to the Articles of Incorporation filed May 17, 2000.(4)

                  (b)  Bylaws of Registrant.(1)

                  (c)  Not applicable.

                  (d) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 1999.(2)

                       (1) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and AIM Capital Management, Inc. dated March 1, 2002.(5)

                  (e) Master Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                       November 29, 2000, May 15, 2001, September 28, 2001,
                       October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, and August 30, 2002 (filed herewith).

                  (f) INVESCO Funds Retirement Plan for Independent Directors dated October 30, 2001.(5)

                  (g) Master Custodian Agreement between Registrant and State Street Bank and Trust dated May 8, 2001 as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, and August
                       30, 2002 (filed herewith).

                  (h)  (1)  Transfer Agency Agreement between Registrant and
                            INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September
                            28, 2001, October 5, 2001, October 19, 2001, March
                            29, 2002, April 30, 2002, July 31, 2002, and August
                            30, 2002 (filed herewith).

                       (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, September
                            28, 2001, October 5, 2001, October 19, 2001, March
                            29, 2002, April 30, 2002, July 31, 2002, and August
                            30, 2002 (filed herewith).

                  (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(1)

                  (j)  Consent of Independent Accountants (filed herewith).

                  (k)  Not applicable.

                  (l)  Not applicable.

                  (m)  Not Applicable.

                  (n)  Not Applicable

                  (o)  Not applicable.

                  (p)  Code of Ethics pursuant to Rule 17j-1.(4)

(1) Previously filed on EDGAR with Post-Effective Amendment No. 22 to the Registration Statement on May 28, 1999, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 23 to the Registration Statement on July 28, 1999, and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 24 to the Registration Statement on September 27, 1999, and incorporated by reference herein.

(4) Previously filed on EDGAR with Post-Effective Amendment No. 25 to the Registration Statement on September 30, 2000, and incorporated by reference herein.

(5) Previously filed on EDGAR with Post-Effective Amendment No. 28 to the Registration Statement on July 3, 2002, and incorporated by reference herein.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO TREASURER'S SERIES FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.     INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of Registrant are set forth in Article Seven of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectus and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                                Position with          Principal Occupation and
       Name                        Advisor               Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson              Chairman & Officer     Chairman of the Board &
                                                       Chief Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham           Officer & Director     President & Chief
                                                       Operating Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.          Officer & Director     Senior Vice President
                                                       & Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg               Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms                Officer & Director     Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Brian B. Hayward                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey               Officer & Director     Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston            Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler             Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                 Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller               Officer & Director     Senior Vice President &
                                                       Chief Investment Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                   Officer                Senior Vice President,
                                                       Secretary &
                                                       General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                    Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                  Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Marie E. Aro                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman              Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Daniel R. Chambers              Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Robert J. Hickey                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Sean D. Katof                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick              Officer                Vice President & Chief
                                                       Compliance Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.          Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer      Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A. Moran                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, Co 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                  Officer                Vice President &
                                                       Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Anthony R. Rogers               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Reagan A. Shopp                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Tane' T. Tyler                  Officer                Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                     Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                   Officer                Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Vaughn A. Greenlees             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Matthew A. Kunze                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski              Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Craig J. St. Thomas             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                   Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus              Officer                Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.(a)  PRINCIPAL UNDERWRITERS

             INVESCO Bond Funds, Inc.
             INVESCO Combination Stock & Bond Funds, Inc.
             INVESCO Counselor Series Funds, Inc.
             INVESCO International Funds, Inc.
             INVESCO Manager Series Funds, Inc.
             INVESCO Money Market Funds, Inc.
             INVESCO Sector Funds, Inc.
             INVESCO Stock Funds, Inc.
             INVESCO Treasurer's Series Funds, Inc.
             INVESCO Variable Investment Funds, Inc.

        (b)

                             Positions and             Positions and
Name and Principal           Offices with              Offices with
Business Address             Underwriter               the Company
----------------             -----------               -----------

Raymond R. Cunningham        President & Director      Vice President & Director
4350 South Monaco Street
Denver, CO 80237

William J. Galvin, Jr.       Senior Vice President,    Assistant Secretary
4350 South Monaco Street     Asst. Secretary &
Denver, CO  80237            Director

Ronald L. Grooms             Senior Vice               Treasurer &
4350 South Monaco Street     President,                Chief Financial and
Denver, CO  80237            Treasurer, &              Accounting Officer
                             Director

Richard W. Healey            Senior Vice               Director
4350 South Monaco Street     President  &
Denver, CO  80237            Director

Timothy J. Miller            Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                Senior Vice               Secretary
4350 South Monaco Street     President,
Denver, CO 80237             Secretary &
                             General Counsel

Pamela J. Piro               Assistant Treasurer       Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson           Chairman of the Board &   Chairman of the Board,
4350 South Monaco Street     Chief Executive Officer   President & Chief
Denver, CO 80237                                       Executive Officer



        (c)  Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS
             --------------------------------

             Mark H. Williamson
             4350 South Monaco Street
             Denver, CO  80237

ITEM 29.     MANAGEMENT SERVICES
             -------------------

             Not applicable.

ITEM 30.     UNDERTAKINGS
             ------------

             Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 30th day of August, 2002.


                                          INVESCO Treasurer's Series Funds, Inc.

                                          /s/ Mark H. Williamson
Attest:                                   __________________________________
/s/ Glen A. Payne                         Mark H. Williamson, President
-------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews*                    /s/ Richard W. Healey*
-------------------------------           -----------------------------
Victor L. Andrews, Director               Richard W. Healey, Director

/s/ Bob R. Baker*                         /s/ Fred A. Deering*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Fred A. Deering, Director

/s/ James T. Bunch*                       /s/ Larry Soll*
-------------------------------           -----------------------------
James T. Bunch, Director                  Larry Soll, Director

/s/ Raymond R. Cunningham*                /s/ Gerald J. Lewis*
--------------------------------          -----------------------------
Raymond R. Cunningham, Director           Gerald J. Lewis, Director



By _____________________________          By /s/ Glen A. Payne
      Edward F. O'Keefe                      --------------------------
      Attorney in Fact                       Glen A. Payne
                                             Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996, December 24, 1997, September 28, 2000 and July 23, 2001.

                                  Exhibit Index

                                                          Page in
Exhibit Number                                            Registration Statement
--------------                                            ----------------------

  e                                                       76
  g                                                       86
  h(1)                                                    141
  h(2)                                                    159
  j                                                       167